FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT
20.	FAIR VALUE MEASUREMENT

ASC subtopic 820-10 (“ASC 820-10”), Fair Value Measurements and Disclosures: Overall, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2—Include other inputs that are directly or indirectly observable in the marketplace

Level 3—Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and liabilities measured at fair value on a recurring basis

In accordance with ASC 820-10, the Company measures cash equivalents and debt and equity securities, including held-to-maturity and available-for-sale securities, at fair value. Cash equivalents are valued using quoted market prices. The fair values of the Company’s held-to-maturity securities and available-for-sale securities are determined based on the discounted cash flow model using the discount curve of market interest rates.

Assets measured at fair value on a recurring basis are summarized below (in thousands):

	Fair value measurement at December 31, 2010 using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2010
	RMB	RMB	RMB	RMB

Cash equivalents:
Time deposits	3,905,479	—	—	3,905,479
Money market fund	993,047	—	—	993,047
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	—	375,234	—	375,234
Long-term investments
Available-for-sale securities	—	—	24,814	24,814

	4,898,526	375,234	24,814	5,298,574

	Fair value measurement at December 31, 2011 using			Total fair value at December 31, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB	US$

Cash equivalents:
Time deposits	2,419,726	—	—	2,419,726	384,456
Money market fund	192,324	—	—	192,324	30,557
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	—	9,834,275	—	9,834,275	1,562,509
Adjustable-rate investments	—	100,027	—	100,027	15,893
Available-for-sale securities	—	102,682	—	102,682	16,314

	2,612,050	10,036,984	—	12,649,034	2,009,729

The following table presents a reconciliation for the Company’s assets measured and recorded at fair value on a recurring basis, using significant unobservable inputs (Level 3) for the year ended December 31, 2011 (in thousands):

	Significant unobservable inputs (Level 3)
	RMB	US$
Balance at December 31, 2010	24,814	3,942
Settlements	(24,814)	(3,942)
Change in unrealized gain (loss) included in other comprehensive income	—	—

Balance at December 31, 2011	—	—

Assets and liabilities measured at fair value on a nonrecurring basis

The Company measures certain financial assets, including equity method investments and cost method investments, at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Company’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be other-than-temporarily impaired.

In the year ended December 31, 2011, certain cost and equity method investments (Note 4), goodwill (Note 8) and intangible assets (Note 8) were measured using significant unobservable inputs (Level 3) and written down from their carrying amounts to fair value of nil, with impairment charges incurred and included in earnings for the year.